Biological assets (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of biological assets [Abstract]
Disclosure of detailed information about biological assets [text block]
For the years ended December 31, 2017, 2016 and 2015, biological assets are as follows:

	Current biological assets	Non-current biological assets	Total
Balance as at January 1, 2017	$1,961,191	1,668,543	3,629,734
Increase due to purchases	291,361	599,273	890,634
Sales	-	(87,230)	(87,230)
Net increase due to births	277,621	2,112,110	2,389,731
Production cost	30,892,045	1,532,189	32,424,234
Depreciation	-	(2,058,461)	(2,058,461)
Transfers to inventories	(31,435,017)	(2,112,110)	(33,547,127)
Other	(45,008)	(36,811)	(81,819)
Balance as at December 31, 2017	$1,942,193	1,617,503	3,559,696

	Current biological assets	Non-current biological assets	Total
Balance as at January 1, 2016	$1,651,794	1,434,131	3,085,925
Increase due to purchases	237,525	604,527	842,052
Sales	-	(109,776)	(109,776)
Net increase due to births	240,085	2,034,670	2,274,755
Production cost	29,620,380	1,515,440	31,135,820
Depreciation	-	(1,903,086)	(1,903,086)
Transfers to inventories	(29,886,985)	(2,034,670)	(31,921,655)
Other	98,392	127,307	225,699
Balance as at December 31, 2016	$1,961,191	1,668,543	3,629,734

	Current biological assets	Non-current biological assets	Total
Balance as at January 1, 2015	$1,501,428	1,109,233	2,610,661
Increase due to purchases	337,632	603,081	940,713
Sales	-	3,032	3,032
Net increase due to births	225,000	1,422,535	1,647,535
Production cost	26,283,885	1,120,359	27,404,244
Depreciation	-	(1,475,470)	(1,475,470)
Transfers to inventories	(26,746,796)	(1,422,535)	(28,169,331)
Other	50,645	73,896	124,541
Balance as at December 31, 2015	$1,651,794	1,434,131	3,085,925